Liquidity - additional information (Details) € in Millions, £ in Millions, $ in Billions	1 Months Ended			6 Months Ended		12 Months Ended
	May 31, 2026 EUR (€)	Mar. 31, 2026 USD ($)	Nov. 30, 2025 GBP (£) extensionOption	Jun. 30, 2026 USD ($)	Jun. 30, 2025 GBP (£)	Dec. 31, 2025 GBP (£)	Jun. 30, 2026 GBP (£)	Jan. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)
Disclosure Of Financial Instruments [Line Items]
Ratio of floating rate borrowings after impact of derivatives				0.25	0.26	0.24	0.25
Ratio of fixed rate borrowings after impact of derivatives				0.75	0.74	0.76	0.75
Ratio of floating rate borrowings, excluding cash and other liquid assets in Canada				0.20	0.20	0.14	0.20
Ratio of fixed rate borrowings, excluding cash and other liquid assets in Canada				0.80	0.80	0.86	0.80
Liquidity risk
Disclosure Of Financial Instruments [Line Items]
Target average centrally managed bond maturity				5 years
Average centrally managed debt maturity of bonds				9 years 3 months 18 days	10 years	9 years 6 months
Peak maturity of centrally managed debt maturing in a rolling 12-month period				15.10%	15.30%	15.10%	15.10%
Borrowing capacity under US commercial paper programme | $				$ 4.0
Borrowing capacity under Euro commercial paper programme							£ 3,000
Commercial paper outstanding					£ 700	£ 0	157
Revolving credit facility			£ 5,000				5,000		£ 5,200
Coupon paid on perpetual hybrid bonds | $		$ 1.5
Proceeds from issue of bonds, notes and debentures | €	€ 500
Liquidity risk | 364-day tranches
Disclosure Of Financial Instruments [Line Items]
Period of tranche			364 days
Number of extension period | extensionOption			2
Extension period			1 year
Term out option period			1 year
Liquidity risk | 364-day tranches | Not later than one year
Disclosure Of Financial Instruments [Line Items]
Revolving credit facility			£ 2,500
Liquidity risk | 5-year tranche
Disclosure Of Financial Instruments [Line Items]
Period of tranche			5 years
Number of extension period | extensionOption			2
Extension period			1 year
Liquidity risk | 5-year tranche | Not later than one year
Disclosure Of Financial Instruments [Line Items]
Revolving credit facility			£ 2,500
Liquidity risk | Bilateral facilities
Disclosure Of Financial Instruments [Line Items]
Short term borrowing capacity							2,300
Borrowing facilities target							2,400
Bilateral facility withdrawn and outstanding							415
Undrawn borrowing facilities							£ 1,900
Liquidity risk | Term loan facility
Disclosure Of Financial Instruments [Line Items]
Borrowings capacity								£ 475
Liquidity risk | Fixed rate
Disclosure Of Financial Instruments [Line Items]
Target for floating to fixed rate debt				50.00%			50.00%
Liquidity risk | Top of range
Disclosure Of Financial Instruments [Line Items]
Target centrally managed debt maturing in a rolling 12-month period				20.00%